Production and similar taxes (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Summary of production and similar taxes

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2020	2019	2020	2019
US	13	79	26	160
Non-US	111	292	301	635
	124	371	327	795